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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       July 10, 2003
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            59
                                          --------------------------
 Form 13F Information Table Value Total:          951,334
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      417    27100 SH       SOLE                    27100
Allied Capital Corp.           COM              01903Q108    39879  1726382 SH       SOLE                  1726382
American Express Co.           COM              025816109     2802    67020 SH       SOLE                    67020
American Power Conv            COM              029066107    13586   870360 SH       SOLE                   870360
Banknorth Group, Inc.          COM              06646R107    20801   815095 SH       SOLE                   815095
Berkshire Hathaway A           COM              084670108    23998      331 SH       SOLE                      331
Berkshire Hathaway B           COM              084670207     7883     3244 SH       SOLE                     3244
Brown & Brown Inc.             COM              115236101    39864  1226590 SH       SOLE                  1226590
CSS Industries Inc             COM              125906107     9714   251997 SH       SOLE                   251997
Cato Corp                      COM              149205106    16657   790190 SH       SOLE                   790190
Commonwealth Tel.              COM              203349105    28774   654850 SH       SOLE                   654850
Conmed Corp                    COM              207410101      554    30098 SH       SOLE                    30098
Cotton Sts Life Ins Co         COM              221774102      123    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102     1656    32150 SH       SOLE                    32150
Ethan Allen Interiors          COM              297602104    30318   862285 SH       SOLE                   862285
Federated Investors            COM              314211103    10103   368461 SH       SOLE                   368461
Florida Rock Industries        COM              341140101      937    22701 SH       SOLE                    22701
Franklin Resources             COM              354613101     4693   120119 SH       SOLE                   120119
General Electric Co            COM              369604103      589    20548 SH       SOLE                    20548
H&R Block Inc.                 COM              093671105     1038    24000 SH       SOLE                    24000
Hickory Tech Corp              COM              429060106     8658   772373 SH       SOLE                   772373
Hudson River Bancorp           COM              444128102      391    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    32888   907499 SH       SOLE                   907499
Int'l Speedway                 COM              460335201    32564   824202 SH       SOLE                   824202
John Wiley & Sons              COM              968223206    26841  1024483 SH       SOLE                  1024483
Jones Apparel Group            COM              480074103    19354   661440 SH       SOLE                   661440
Kaydon Corp                    COM              486587108    34082  1638544 SH       SOLE                  1638544
Landauer Inc                   COM              51476K103     2844    68000 SH       SOLE                    68000
Littelfuse Inc.                COM              537008104    16191   736940 SH       SOLE                   736940
M & T Bank Corp                COM              55261F104    14753   175175 SH       SOLE                   175175
Markel Corp                    COM              570535104    26081   101877 SH       SOLE                   101877
Martin Marietta Mat            COM              573284106    22326   664253 SH       SOLE                   664253
McGrath Rentcorp               COM              580589109     1759    65801 SH       SOLE                    65801
Meredith Corp                  COM              589433101    15635   355350 SH       SOLE                   355350
Mocon Inc Com                  COM              607494101      509    70249 SH       SOLE                    70249
NBT Bancorp Inc.               COM              628778102      401    20736 SH       SOLE                    20736
New England Bus                COM              643872104    35257  1175232 SH       SOLE                  1175232
North Fork Bancorp             COM              659424105    14937   438550 SH       SOLE                   438550
Oneida Ltd Com                 COM              682505102       76    11300 SH       SOLE                    11300
Pfizer Inc Com                 COM              717081103      275     8055 SH       SOLE                     8055
Protective Life Corp.          COM              743674103    30792  1151114 SH       SOLE                  1151114
Renal Care Group Inc.          COM              759930100    14384   408525 SH       SOLE                   408525
Reynolds & Reynolds            COM              761695105    38817  1359150 SH       SOLE                  1359150
Ross Stores Inc.               COM              778296103    22610   526300 SH       SOLE                   526300
SCP Pool Corporation           COM              784028102    19937   579730 SH       SOLE                   579730
Servicemaster Co.              COM              81760N109    21541  2013136 SH       SOLE                  2013136
SouthTrust Corporation         COM              844730101    14557   539157 SH       SOLE                   539157
TCF Financial                  COM              872275102     4515   113326 SH       SOLE                   113326
Tennant Co.                    COM              880345103    22871   622340 SH       SOLE                   622340
Trustco Bank Corp              COM              898349105     9161   828271 SH       SOLE                   828271
Vulcan Materials               COM              929160109    28653   772935 SH       SOLE                   772935
Waddell & Reed Finl            COM              930059100     8580   334261 SH       SOLE                   334261
Watson Pharmaceuticals         COM              942683103    23516   582523 SH       SOLE                   582523
White Mtns Insurance           COM              G9618E107    74755   189254 SH       SOLE                   189254
Whole Foods Mkt Inc.           COM              966837106     2426    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1081    46551 SH       SOLE                    46551
Yum Brands                     COM              988498101    30238  1022925 SH       SOLE                  1022925
Zebra Technologies A           COM              989207105    21606   287125 SH       SOLE                   287125
Six Flags Inc Pref             PFD              83001p505     1082    54900 SH       SOLE                    54900
